united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/2024

Item 1. Reports to Stockholders.

(a)

Anfield Universal Fixed Income ETF

(AFIF) Cboe BZX Exchange, Inc.

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Anfield Universal Fixed Income ETF for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099. You can also request this information by contacting us at 949.891.0600.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Universal Fixed Income ETF	$116	1.11%

How did the Fund perform during the reporting period?

The Anfield Universal Fixed Income ETF (“AFIF” or “the Fund”) delivered positive returns and outperformed both the Bloomberg US Aggregate 1-3 Year Index and the ICE BofA SOFR Overnight Rate Index for the annual period ended July 31st, 2024, although past performance does not guarantee future results. AFIF posted an annual net total return of +9.49% versus the Bloomberg US Aggregate 1-3 Year Index’s return of +5.71%, and the ICE BofA SOFR Overnight Rate Index’s return of +5.56%. This outperformance was mainly driven by the Fund’s overweight to corporate credit, which was a strong performer throughout the annual period. In particular, the Fund benefited from its allocations to US high yield credit, investment grade and high yield collateralized loan obligations (“CLOs”), and bank loans. These positions have performed well since trade implementation. In general, the Fund benefited from the portfolio management team’s belief that interest rates would remain higher than what was generally expected during the annual period. Thus, the team maintained their conservative duration positioning (roughly 1/3 of the US Aggregate Bond Index). Overall, the team emphasized what it perceived as higher quality, yield-enhancing corporate credit, mortgage-backed, and asset-backed security allocations while favoring the front-end of the yield curve as the team did not believe extending further out was worth the additional risk. Looking forward, the team plans to continue selectively adding positions they believe offer a positive risk reward payoff in the coming interest rate environment, including shorter duration high yield bonds, bank loans, and select CLO tranches.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 17, 2018)
Anfield Universal Fixed Income ETF - NAV	9.49%	1.91%	1.71%
Anfield Universal Fixed Income ETF - Market Price	10.00%	1.85%	1.73%
ICE BofA SOFR Overnight Rate Index	5.56%	2.24%	2.26%
Bloomberg U.S. Aggregate 1-3 year Index (USD)	5.71%	1.44%	1.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Anfield Universal Fixed Income ETF - NAV
ICE BofA SOFR Overnight Rate Index
Bloomberg U.S. Aggregate 1-3 year Index (USD)
$15,000
$10,000
$5,000
$0
$11,399
$11,169
$11,047
09/17/18
07/31/19
07/31/20
07/31/21
07/31/22
07/31/23
07/31/24

	Anfield Universal Fixed Income ETF - NAV	ICE BofA SOFR Overnight Rate Index	Bloomberg U.S. Aggregate 1-3 year Index (USD)
09/17/18	$10,000	$10,000	$10,000
07/31/19	$10,052	$10,205	$10,397
07/31/20	$10,242	$10,321	$10,832
07/31/21	$10,209	$10,326	$10,874
07/31/22	$9,625	$10,362	$10,522
07/31/23	$10,090	$10,799	$10,566
07/31/24	$11,047	$11,399	$11,169

Fund Statistics

Net Assets	$104,117,484
Number of Portfolio Holdings	275
Advisory Fee	$794,563
Portfolio Turnover	49%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	18.1%
Collateralized Mortgage Obligations	9.4%
Corporate Bonds	55.7%
Term Loans	11.9%
U.S. Government & Agencies	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 26.6%
CLO 17.7%
Consumer Discretionary 16.3%
CMO 9.2%
Industrials 7.2%
U.S. Treasury Obligations 4.8%
Utilities 4.4%
Real Estate 3.7%
Energy 2.6%
Technology 2.2%
Health Care 2.0%
Consumer Staples 1.3%
Other Assets in Excess of Liabilities 2.0%

Value	Value
Other Assets in Excess of Liabilities	2.0%
Consumer Staples	1.3%
Health Care	2.0%
Technology	2.2%
Energy	2.6%
Real Estate	3.7%
Utilities	4.4%
U.S. Treasury Obligations	4.8%
Industrials	7.2%
CMO	9.2%
Consumer Discretionary	16.3%
CLO	17.7%
Financials	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill	4.8%
Electricite de France S.A.	2.1%
OZLM XXIV Ltd., C2	2.0%
Carlyle US CLO Ltd., C	1.9%
United Airlines, Inc.	1.9%
Air Canada	1.9%
Apidos CLO XV, DRR	1.9%
Energy Transfer, L.P.	1.9%
Great Outdoors Group, LLC	1.9%
Deutsche Bank A.G.	1.9%

Material Fund Changes

No material changes occurred during the year ended July 31, 2024.

Anfield Universal Fixed Income ETF

Annual Shareholder Report - July 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://regentsparkfunds.com/our-funds/anfield-universal-fixed-income-etf/?cb=2099 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 073124-AFIF

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten and Mr. Kaufman are independent for purposes of this Item.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2024	2023
Anfield Universal Fixed Income ETF	$21,000	$20,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2024	2023
Anfield Universal Fixed Income ETF	$4,625	$4,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended July 31, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended July 31, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments.

(a) The Registrant's schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Anfield Universal Fixed Income ETF

AFIF

July 31, 2024

Annual Financial Statements

Advised by:
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 17.7%
	CLO — 17.6%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	8.2440	04/20/31	$2,001,076
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	TSFR3M + 3.162%	8.4840	05/15/30	501,633
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 2.012%	7.3130	01/15/31	250,045
2,000,000	Carlyle US CLO Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	8.4630	10/15/31	2,007,864
1,000,000	Columbia Cent CLO Ltd. Series 2018-28A C(a),(b)	TSFR3M + 3.682%	9.0090	11/07/30	999,034
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	10.7130	01/15/31	1,346,421
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4130	04/15/31	1,568,565
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.6830	07/15/31	1,931,556
1,000,000	Oaktree CLO Ltd. Series 2019-1A D(a),(b)	TSFR3M + 4.062%	9.3440	04/22/30	1,001,958
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	TSFR3M + 4.522%	9.8040	07/20/32	2,119,419
1,750,000	Shackleton CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	8.7390	05/07/31	1,733,085
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.4830	07/15/32	1,925,584
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.9550	01/25/35	989,345
					18,375,585
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
49,453	Alternative Loan Trust Series 2007-J1 3A2(c)		4.0640	11/25/36	44,690
1,962,650	BCAP, LLC Trust Series 2007-AA2 21IO(b),(d)		0.4230	04/25/37	22,374
					67,064
	TOTAL ASSET BACKED SECURITIES (Cost $18,687,405)				18,442,649

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2%
100,863	Fannie Mae Interest Strip Series 291 2(d)		8.0000	11/25/27	6,613
72,779	Fannie Mae Interest Strip Series 343 6(d)		5.0000	10/25/33	8,119
88,152	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	14,912
53,392	Fannie Mae Interest Strip Series 355 12(b),(d)		6.0000	07/25/34	6,883
290,225	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	42,436
469,903	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	72,302
131,046	Fannie Mae Interest Strip Series 384 28(b),(d)		6.0000	05/25/36	22,810
73,901	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	16,052
669,461	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	120,954
500,825	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	98,994

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
123,373	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	$21,397
1,447,166	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	275,517
77,408	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	12,546
387,729	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	62,869
436,786	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	88,848
761,037	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	218,057
222,366	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	31,460
326,856	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	68,479
907,890	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	165,862
338,941	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	62,929
56,917	Fannie Mae REMICS Series 2001-32 SA(b),(d)	SOFR30A + 7.836%	2.4880	07/25/31	2,751
384,824	Fannie Mae REMICS Series 2003-7 SN(b),(d)	SOFR30A + 7.636%	2.2880	02/25/33	45,412
98,176	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	10,777
184,681	Fannie Mae REMICS Series 2004-62 TP(b),(d)	SOFR30A + 37.870%	5.5000	07/25/33	22,576
234,889	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	34,810
171,683	Fannie Mae REMICS Series 2004-91 DS(b),(d)	SOFR30A + 6.536%	1.1880	12/25/34	14,486
58,311	Fannie Mae REMICS Series 2005-87 SE(b),(d)	SOFR30A + 5.936%	0.5880	10/25/35	4,249
101,174	Fannie Mae REMICS Series 2005-89 S(b),(d)	SOFR30A + 6.586%	1.2380	10/25/35	7,712
146,317	Fannie Mae REMICS Series 2007-28 LS(b),(d)	SOFR30A + 6.511%	1.1630	01/25/36	14,201
19,130	Fannie Mae REMICS Series 2006-8 WN(b),(d)	SOFR30A + 6.586%	1.2380	03/25/36	1,824
41,556	Fannie Mae REMICS Series 2006-8 HL(b),(d)	SOFR30A + 6.586%	1.2380	03/25/36	3,892
1,217,631	Fannie Mae REMICS Series 2007-18 BF(b),(d)	SOFR30A + 0.494%	5.8420	04/25/36	144,759
1,257,707	Fannie Mae REMICS Series 2007-28 CF(b),(d)	SOFR30A + 0.504%	5.8520	07/25/36	171,553
110,503	Fannie Mae REMICS Series 2006-101 SA(b),(d)	SOFR30A + 6.466%	1.1180	10/25/36	11,265
103,691	Fannie Mae REMICS Series 2006-116 S(b),(d)	SOFR30A + 6.486%	1.1380	12/25/36	9,076
46,404	Fannie Mae REMICS Series 2006-125 SM(b),(d)	SOFR30A + 7.086%	1.7380	01/25/37	4,606
186,850	Fannie Mae REMICS Series 2007-36 SN(b),(d)	SOFR30A + 6.656%	1.3080	04/25/37	20,297
664,075	Fannie Mae REMICS Series 2007-55 S(b),(d)	SOFR30A + 6.646%	1.2980	06/25/37	29,851
79,021	Fannie Mae REMICS Series 2007-72 EK(b),(d)	SOFR30A + 6.286%	0.9380	07/25/37	7,700
88,471	Fannie Mae REMICS Series 2007-66 AS(b),(d)	SOFR30A + 6.486%	1.1380	07/25/37	7,017
589,264	Fannie Mae REMICS Series 2007-88 MI(b),(d)	SOFR30A + 6.406%	1.0580	09/25/37	49,333
92,977	Fannie Mae REMICS Series 2007-106 SN(b),(d)	SOFR30A + 6.296%	0.9480	11/25/37	8,630
169,844	Fannie Mae REMICS Series 2007-109 DI(b),(d)	SOFR30A + 6.286%	0.9380	12/25/37	18,688
258,632	Fannie Mae REMICS Series 2007-117 SM(b),(d)	SOFR30A + 6.186%	0.8380	01/25/38	21,796

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
4,699,291	Fannie Mae REMICS Series 2010-89 AI(b),(d)	SOFR30A + 6.336%	0.1500	02/25/38	$15,711
17,136	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	3.2570	02/25/38	17,095
1,591,586	Fannie Mae REMICS Series 2008-58 SE(b),(d)	SOFR30A + 5.886%	0.5380	07/25/38	139,650
277,623	Fannie Mae REMICS Series 2009-66 SH(b),(d)	SOFR30A + 5.936%	0.5880	09/25/39	15,048
86,404	Fannie Mae REMICS Series 2009-112 ST(b),(d)	SOFR30A + 6.136%	0.7880	01/25/40	7,895
79,350	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	8,860
268,266	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	50,647
331,884	Fannie Mae REMICS Series 2010-139 SA(b),(d)	SOFR30A + 5.916%	0.5680	12/25/40	32,615
64,994	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	7,595
226,750	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	31,477
351,215	Fannie Mae REMICS Series 2011-96 SA(b),(d)	SOFR30A + 6.436%	1.0880	10/25/41	25,132
2,074,784	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	227,112
1,414,056	Fannie Mae REMICS Series 2011-122 DS(b),(d)	SOFR30A + 6.406%	1.0580	12/25/41	182,473
555,887	Fannie Mae REMICS Series 2012-68 NS(b),(d)	SOFR30A + 6.586%	1.2380	03/25/42	34,994
756,405	Fannie Mae REMICS Series 2012-89 SA(b),(d)	SOFR30A + 5.436%	0.0880	08/25/42	52,812
1,252,855	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	212,494
82,990	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	7,548
258,040	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	0.5380	10/25/43	23,355
314,635	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	51,045
1,015,308	Fannie Mae REMICS Series 2014-87 MS(b),(d)	SOFR30A + 6.136%	0.7880	01/25/45	96,978
209,260	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	25,042
398,712	Fannie Mae REMICS Series 2016-39 LS(b),(d)	SOFR30A + 5.886%	0.5380	07/25/46	42,523
1,372,314	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	0.7380	12/25/47	182,582
919,928	Fannie Mae REMICS Series 2017-108 SA(b),(d)	SOFR30A + 6.036%	0.6880	01/25/48	129,878
2,751,972	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	0.7880	08/25/48	268,148
443,400	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	69,823
110,658	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	21,368
388,816	Fannie Mae REMICS Series 2019-41 SB(b),(d)	SOFR30A + 5.936%	0.5880	08/25/49	47,369
1,044,120	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	0.5880	05/25/59	131,254
77,487	Freddie Mac REMICS Series 2367 SG(b),(d)	SOFR30A + 7.766%	2.4280	06/15/31	7,268
847,203	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	104,003
67,125	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	8,336
188,827	Freddie Mac REMICS Series 2463 SB(b),(d)	SOFR30A + 7.886%	2.5480	06/15/32	15,774
25,447	Freddie Mac REMICS Series 2524 SX(b),(d)	SOFR30A + 7.786%	2.4480	11/15/32	2,699

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
41,564	Freddie Mac REMICS Series 2616 SC(b),(d)	SOFR30A + 7.886%	2.5480	12/15/32	$3,211
503,312	Freddie Mac REMICS Series 2802 SI(b),(d)	SOFR30A + 5.886%	0.5480	05/15/34	32,737
250,839	Freddie Mac REMICS Series 2980 SL(b),(d)	SOFR30A + 6.586%	1.2480	11/15/34	21,593
259,274	Freddie Mac REMICS Series 2950 SN(b),(d)	SOFR30A + 5.936%	0.5980	03/15/35	15,204
698,294	Freddie Mac REMICS Series 3055 MS(b),(d)	SOFR30A + 6.486%	1.1480	10/15/35	68,686
47,436	Freddie Mac REMICS Series 3117 JS(b),(d)	SOFR30A + 6.586%	1.2480	02/15/36	4,453
195,291	Freddie Mac REMICS Series 3149 SM(b),(d)	SOFR30A + 6.536%	1.1980	05/15/36	15,454
88,889	Freddie Mac REMICS Series 3239 SI(b),(d)	SOFR30A + 6.536%	1.1980	11/15/36	8,943
194,438	Freddie Mac REMICS Series 3303 SG(b),(d)	SOFR30A + 5.986%	0.6480	04/15/37	16,390
185,852	Freddie Mac REMICS Series 3355 BI(b),(d)	SOFR30A + 5.936%	0.5980	08/15/37	15,383
184,092	Freddie Mac REMICS Series 3368 AI(b),(d)	SOFR30A + 5.916%	0.5780	09/15/37	16,624
124,962	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	6,326
136,015	Freddie Mac REMICS Series 3572 VS(b),(d)	SOFR30A + 6.616%	1.2780	09/15/39	15,104
160,919	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	6,412
1,993,971	Freddie Mac REMICS Series 3652 CS(b),(d)	SOFR30A + 6.436%	1.0980	03/15/40	230,290
143,552	Freddie Mac REMICS Series 3758 S(b),(d)	SOFR30A + 5.916%	0.5780	11/15/40	11,821
482,302	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.1480	12/15/40	12,520
102,250	Freddie Mac REMICS Series 4139 PO(e)		2.3100	08/15/42	67,452
131,643	Freddie Mac REMICS Series 4091 TS(b),(d)	SOFR30A + 6.436%	1.0980	08/15/42	16,707
373,640	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	64,374
1,096,615	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	180,179
164,963	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	27,771
7,617,579	Freddie Mac REMICS Series 4583 TI(b),(d)	SOFR30A + 5.986%	0.1000	05/15/46	21,647
218,018	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.5480	05/15/46	23,213
370,222	Freddie Mac REMICS Series 4618 SA(b),(d)	SOFR30A + 5.886%	0.5480	09/15/46	50,513
712,528	Freddie Mac REMICS Series 5007 SK(b),(d)	SOFR30A + 5.986%	0.6380	08/25/50	86,340
524,035	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	62,918
896,802	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	197,884
971,471	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	172,835
213,272	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.4480	01/15/54	18,184
90,412	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	15,098
3,223,075	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	306,646
234,729	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	40,033
263,693	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	49,374

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
46,372	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	$7,556
389,455	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	60,558
661,953	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	99,998
311,266	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	43,335
1,108,770	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	230,140
648,374	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	93,572
589,674	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	111,396
950,222	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	141,984
529,369	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	50,872
346,240	Government National Mortgage Association Series 2004-46 S(b),(d)	TSFR1M + 6.986%	1.6400	06/20/34	19,365
24,655	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	0.2890	12/16/34	24,855
117,282	Government National Mortgage Association Series 2007-40 SW(b),(d)	TSFR1M + 4.066%	—	07/20/37	544
131,773	Government National Mortgage Association Series 2008-2 SM(b),(d)	TSFR1M + 6.386%	1.0580	01/16/38	9,587
76,111	Government National Mortgage Association Series 2008-6 SD(b),(d)	TSFR1M + 6.346%	1.0000	02/20/38	42
962,788	Government National Mortgage Association Series 2008-15 CI(b),(d)	TSFR1M + 6.376%	1.0300	02/20/38	30,230
116,053	Government National Mortgage Association Series 2008-27 SI(b),(d)	TSFR1M + 6.356%	1.0100	03/20/38	3,349
95,984	Government National Mortgage Association Series 2008-36 SB(b),(d)	TSFR1M + 6.156%	0.8100	04/20/38	43
145,418	Government National Mortgage Association Series 2008-51 SE(b),(d)	TSFR1M + 6.136%	0.8080	06/16/38	9,788
120,170	Government National Mortgage Association Series 2008-51 SC(b),(d)	TSFR1M + 6.136%	0.7900	06/20/38	7,098
58,321	Government National Mortgage Association Series 2008-95 DS(b),(d)	TSFR1M + 7.186%	1.8400	12/20/38	1,560
101,608	Government National Mortgage Association Series 2009-43 SA(b),(d)	TSFR1M + 5.836%	0.4900	06/20/39	3,623
41,935	Government National Mortgage Association Series 2010-19 SD(b),(d)	TSFR1M + 6.436%	1.1080	07/16/39	224
356,319	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.2490	02/20/40	30,222
68,155	Government National Mortgage Association Series 2010-113 BS(b),(d)	TSFR1M + 5.886%	0.5400	09/20/40	7,213
1,059,653	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	0.5780	10/16/40	115,906
119,181	Government National Mortgage Association Series 2010-152 SA(b),(d)	TSFR1M + 5.936%	0.6080	11/16/40	12,801
310,893	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	17,750
132,303	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	14,943
312,444	Government National Mortgage Association Series 2011-148 SN(b),(d)	TSFR1M + 6.576%	1.2480	11/16/41	38,825
1,012,885	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	189,048
842,398	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	133,831
115,033	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	18,861
206,076	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	21,146
955,889	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	68,087

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.2% (Continued)
84,078	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	0.6400	11/20/43	$6,330
181,677	Government National Mortgage Association Series 2014-58 SA(b),(d)	TSFR1M + 5.986%	0.6400	04/20/44	18,870
326,702	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.1580	06/16/44	31,254
68,226	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	4,371
1,350,943	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	276,063
1,138,175	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	98,458
515,246	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.1400	02/20/45	44,413
288,432	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	41,511
444,728	Government National Mortgage Association Series 2015-64 SG(b),(d)	TSFR1M + 5.486%	0.1400	05/20/45	42,939
74,505	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	9,750
241,042	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	13,631
515,089	Government National Mortgage Association Series 2015-144 SA(b),(d)	TSFR1M + 6.086%	0.7400	10/20/45	71,502
302,354	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	55,746
442,460	Government National Mortgage Association Series 2016-4 SM(b),(d)	TSFR1M + 5.536%	0.1900	01/20/46	39,212
179,024	Government National Mortgage Association Series 2016-9 SA(b),(d)	TSFR1M + 5.986%	0.6400	01/20/46	18,473
902,405	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	0.6400	09/20/46	108,455
185,785	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	31,687
174,311	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	33,806
296,486	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	58,541
18,642,816	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	94,596
178,905	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	25,759
269,295	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	48,945
453,981	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	0.5900	01/20/49	47,262
1,368,812	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	247,761
654,828	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	0.8400	11/20/50	84,555
2,398,079	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.5880	10/20/69	106,477
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $13,679,955)				9,562,942

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.6%
	ASSET MANAGEMENT — 5.6%
750,000	Ares Capital Corporation		3.2500	07/15/25	733,366

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.6% (Continued)
	ASSET MANAGEMENT — 5.6% (Continued)
1,250,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	$1,188,955
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	581,021
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,466,462
650,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	647,435
500,000	UBS Group A.G.(a),(b)	SOFRRATE + 1.560%	2.5930	09/11/25	498,269
500,000	UBS Group A.G.(a),(b)	H15T1Y + 1.550%	4.4880	05/12/26	496,158
250,000	UBS Group A.G.(a),(b)	SOFRRATE + 2.044%	2.1930	06/05/26	243,265
					5,854,931
	AUTOMOTIVE — 8.4%
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	762,014
985,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	976,715
1,000,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	994,976
600,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	591,575
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,054,424
500,000	Ford Motor Credit Company, LLC		4.5420	08/01/26	491,406
500,000	Ford Motor Credit Company, LLC		4.8500	11/20/29	476,860
1,250,000	General Motors Financial Company, Inc.		1.2000	10/15/24	1,238,571
310,000	Harley-Davidson Financial Services, Inc.(a)		3.3500	06/08/25	303,769
980,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	973,616
723,000	Nissan Motor Acceptance Company, LLC		2.0000	03/09/26	681,775
200,000	Nissan Motor Company Ltd.(a)		3.5220	09/17/25	195,184
					8,740,885
	BANKING — 15.9%
550,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	544,921
287,000	Bank of America Corporation		4.2000	08/26/24	286,654
100,000	Bank of America Corporation Series N(b)	SOFRRATE + 0.910%	0.9810	09/25/25	99,280
500,000	Bank of Montreal		5.1000	01/31/25	496,681
1,000,000	BNP Paribas S.A.		4.2500	10/15/24	996,233
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	989,878
1,000,000	BPCE S.A.(a)		4.5000	03/15/25	990,708
1,617,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,603,728
750,000	Credit Suisse A.G.		4.7500	08/09/24	749,853

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.6% (Continued)
	BANKING — 15.9% (Continued)
1,950,000	Deutsche Bank A.G.		4.5000	04/01/25	$1,934,057
255,000	Deutsche Bank A.G.(b)	SOFRRATE + 2.581%	3.9610	11/26/25	253,502
1,000,000	Deutsche Bank A.G.(b)	H15T5Y + 4.524%	6.0000	02/14/2170	960,738
645,000	Discover Bank		2.4500	09/12/24	642,516
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.5730	06/15/2170	1,021,616
500,000	JPMorgan Chase & Company		3.8750	09/10/24	499,125
1,015,000	KeyCorporation(b)	SOFRINDX + 1.250%	3.8780	05/23/25	1,016,068
625,000	Lloyds Banking Group plc		4.5000	11/04/24	623,114
200,000	Lloyds Banking Group plc		4.5820	12/10/25	197,850
750,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	739,354
500,000	Manufacturers & Traders Trust Company		4.6500	01/27/26	495,001
500,000	NatWest Markets plc(a)		0.8000	08/12/24	499,272
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	789,432
175,000	Societe Generale S.A.(a)		4.7500	11/24/25	172,520
					16,602,101
	BEVERAGES — 0.6%
665,000	JDE Peet’s N.V.(a)		0.8000	09/24/24	659,309

	BIOTECH & PHARMA — 1.3%
375,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	376,590
766,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	725,491
250,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	242,587
					1,344,668
	ELECTRIC UTILITIES — 4.4%
2,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	06/15/2173	2,220,969
715,000	FirstEnergy Corporation		2.0500	03/01/25	700,164
1,300,000	FirstEnergy Transmission, LLC(a)		4.3500	01/15/25	1,290,053
421,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	416,000
					4,627,186
	HEALTH CARE FACILITIES & SERVICES — 0.7%
750,000	Laboratory Corp of America Holdings		3.2500	09/01/24	748,216

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	$959,673
200,000	Morgan Stanley(b)	SOFRRATE + 0.509%	5.8520	01/22/25	200,091
					1,159,764
	INSURANCE — 0.6%
100,000	Athene Global Funding(a)		2.5000	01/14/25	98,551
506,000	Kemper Corporation		4.3500	02/15/25	502,647
					601,198
	LEISURE FACILITIES & SERVICES — 2.3%
425,000	International Game Technology plc(a)		6.2500	01/15/27	429,138
800,000	Las Vegas Sands Corporation		2.9000	06/25/25	780,384
784,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	765,706
375,000	Scientific Games International, Inc.(a)		7.0000	05/15/28	378,027
					2,353,255
	OIL & GAS PRODUCERS — 2.6%
1,976,000	Energy Transfer, L.P.(b)	H15T5Y + 5.694%	6.5000	11/15/2169	1,967,533
750,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	745,941
					2,713,474
	REAL ESTATE INVESTMENT TRUSTS — 3.7%
677,000	Crown Castle, Inc.		3.2000	09/01/24	675,253
700,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	699,648
800,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		3.5000	02/15/25	789,304
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,689,721
					3,853,926
	RETAIL - CONSUMER STAPLES — 0.8%
750,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	746,694

	RETAIL - DISCRETIONARY — 1.5%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,567,029

	SPECIALTY FINANCE — 3.3%
375,000	AerCap Global Aviation Trust(a),(b)	TSFR3M + 4.300%	6.5000	06/15/45	374,822
500,000	Ally Financial, Inc.		5.7500	11/20/25	501,306
250,000	Ally Financial, Inc.		6.0000	07/15/29	248,425

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 54.6% (Continued)
	SPECIALTY FINANCE — 3.3% (Continued)
550,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	$549,234
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	644,981
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1590	12/21/65	416,282
750,000	Synchrony Financial		4.5000	07/23/25	741,087
					3,476,137
	TRANSPORTATION & LOGISTICS — 1.8%
698,000	Air Canada(a)		3.8750	08/15/26	671,965
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,166,877
					1,838,842
	TOTAL CORPORATE BONDS (Cost $56,982,632)				56,887,615

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 11.7%
	COMMERCIAL SUPPORT SERVICES — 0.8%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.000%	7.3440	04/06/28	880,255

	LEISURE FACILITIES & SERVICES — 2.1%
997,500	Caesars Entertainment, Inc.(b)	TSFR3M + 2.750%	7.0940	02/16/31	1,000,971
245,634	Light & Wonder International, Inc.(b)	TSFR1M + 2.350%	8.0790	04/14/29	247,630
997,500	Restaurant Brands(b)	TSFR1M + 1.750%	7.0940	09/20/30	994,657
					2,252,258
	RETAIL - DISCRETIONARY — 1.9%
1,962,322	Great Outdoors Group, LLC(b)	TSFR1M + 3.865%	9.2080	03/05/28	1,962,322

	SEMICONDUCTORS — 1.1%
1,167,020	MKS Instruments, Inc.(b)	TSFR1M + 2.250%	7.5970	08/17/29	1,173,222

	SOFTWARE — 1.1%
1,221,875	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.865%	9.2530	10/15/28	1,149,076

	TRANSPORTATION & LOGISTICS — 4.7%
750,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	8.0330	04/20/28	776,858
1,995,000	Air Canada(b)	TSFR3M + 2.500%	7.8470	03/21/31	2,004,047

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 11.7% (Continued)
	TRANSPORTATION & LOGISTICS — 4.7% (Continued)
1,995,000	United Airlines, Inc.(b)	TSFR1M + 2.750%	8.0330	02/22/31	$2,005,335
					4,786,240
	TOTAL TERM LOANS (Cost $12,222,505)				12,194,373

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.8%
	U.S. TREASURY BILLS — 4.8%
5,000,000	United States Treasury Bill(e)		5.2700	09/26/24	4,959,182

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,959,783)				4,959,182

	TOTAL INVESTMENTS - 98.0% (Cost $106,532,280)				$102,046,761
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%				2,070,723
	NET ASSETS - 100.0%				$104,117,484

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Secured Overnight Financing Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $39,739,418 or 38.2% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2024.

(d)	Interest only securities.

(e)	Zero coupon bond. Rate disclosed is the current yield as of July 31, 2024.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2024

ASSETS
Investment securities:
At cost	$106,532,280
At fair value	$102,046,761
Cash	1,323,025
Dividends and interest receivable	920,256
Deposits for futures contracts	320,660
TOTAL ASSETS	104,610,702

LIABILITIES
Payable for securities purchased	340,076
Investment advisory fees payable	71,299
Payable to related parties	47,910
Accrued expenses and other liabilities	33,933
TOTAL LIABILITIES	493,218
NET ASSETS	$104,117,484

Composition of Net Assets:
Paid in capital	$114,046,751
Accumulated losses	(9,929,267)
NET ASSETS	$104,117,484

Net Asset Value Per Share:
Net Assets	$104,117,484
Shares of beneficial interest outstanding (a)	11,375,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.15

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS
For the Year Ended July 31, 2024

INVESTMENT INCOME
Interest	$7,594,550
Dividends	32,396
TOTAL INVESTMENT INCOME	7,626,946

EXPENSES
Investment advisory fees	794,563
Administration fees	220,861
Audit fees	33,580
Legal fees	28,641
Trustees fees and expenses	21,235
Printing and postage expenses	18,828
Compliance officer fees	17,791
Custodian fees	16,719
Transfer agent fees	12,034
Insurance expense	8,040
Other expenses	5,167
TOTAL EXPENSES	1,177,459

NET INVESTMENT INCOME	6,449,487

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(1,003,176)
Net change in unrealized appreciation on investments	4,227,367
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,224,191

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,673,678

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2024	July 31, 2023
FROM OPERATIONS
Net investment income	$6,449,487	$5,793,854
Net realized loss from investments	(1,003,176)	(1,042,763)
Net realized gain from redemptions in-kind	—	63,438
Distributions of realized gains by underlying investment companies	—	271
Net change in unrealized appreciation on investments	4,227,367	459,564
Net increase in net assets resulting from operations	9,673,678	5,274,364

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(6,656,392)	(5,707,888)
Net decrease in net assets from distribution to shareholders	(6,656,392)	(5,707,888)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,104,592	14,342,119
Payments for shares redeemed	(26,782,626)	(18,264,082)
Net decrease in net assets from shares of beneficial interest	(15,678,034)	(3,921,963)

TOTAL DECREASE IN NET ASSETS	(12,660,748)	(4,355,487)

NET ASSETS
Beginning of the year	116,778,232	121,133,719
End of the year	$104,117,484	$116,778,232

SHARE ACTIVITY
Shares sold	1,225,000	1,625,000
Shares redeemed	(2,975,000)	(2,075,000)
Net decrease in shares of beneficial interest outstanding	(1,750,000)	(450,000)

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Years

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31, 2024	July 31, 2023	July 31, 2022	July 31, 2021	July 31, 2020
Net asset value, beginning of year	$8.90	$8.92	$9.69	$9.86	$9.84
Activity from investment operations:
Net investment income (a)	0.55	0.44	0.22	0.13	0.12
Net realized and unrealized gain (loss) on investments	0.27	(0.03)	(0.80)	(0.16)	0.01
Total from investment operations	0.82	0.41	(0.58)	(0.03)	0.13
Less distributions from:
Net investment income	(0.57)	(0.43)	(0.19)	(0.14)	(0.11)
Total distributions	(0.57)	(0.43)	(0.19)	(0.14)	(0.11)
Net asset value, end of year	$9.15	$8.90	$8.92	$9.69	$9.86
Market price, end of year	$9.16	$8.87	$8.90	$9.70	$9.86
Total return (b)(c)	9.49%	4.83%	(5.73)%	(0.32)%	1.88%
Market price total return	10.00%	4.72%	(6.03)%	(0.22)%	1.47%
Net assets, at end of year (000)s	$104,117	$116,778	$121,134	$129,179	$121,756
Ratio of gross expenses to average net assets (d)(e)	1.11%	1.06%	0.98%	1.00%	1.23%
Ratio of net expenses to average net assets (e)(f)	1.11%	1.06%	0.98%	1.00%	1.21%
Ratio of net investment income to average net assets (g)	6.09%	4.98%	2.37%	1.35%	1.21%
Portfolio Turnover Rate (h)	49%	31%	53%	135%	227%

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS
July 31, 2024

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the designee’s fair value determinations. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The fund did not hold any futures contracts during the fiscal year.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$18,442,649	$—	$18,442,649
Collateralized Mortgage Obligations	—	9,562,942	—	9,562,942
Corporate Bonds	—	56,887,615	—	56,887,615
Term Loans	—	12,194,373	—	12,194,373
U.S. Government & Agencies	—	4,959,182	—	4,959,182
Total	$—	$102,046,761	$—	$102,046,761

The Fund did not hold any Level 1 or Level 3 securities during the year.

*	Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years July 31, 2021 through July 31, 2023, or expected to be taken in the Fund’s July 31, 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions, short-term investments and U.S. government obligations) for the Fund amounted to $49,077,066 and $68,524,164, respectively. For the year ended July 31, 2024, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the year ended July 31, 2024, the Fund incurred advisory fees of $794,563.

Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) serves as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser, which was 1.30% for the period prior to September 1, 2021, and 1.50% on or after September 1, 2021. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

During the year ended July 31, 2024, the Adviser did not waive management fees or reimburse expenses.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Minimum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, energy sector risk, ETF structure risks, financial sector risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, leveraging risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk. The Fund may be subject to the risks listed and/or described below through its own direct investments and indirectly through its investments in other investment companies.

Investment Companies Risk – When the Fund invests in other investment companies, (including closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed-end fund’s or ETF’s shares could trade at a significant premium or discount to its NAV. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and could rise further. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

Sector Risk – If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults and changes in interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of the year ended July 31, 2024, aggregate cost for federal tax purposes is $106,489,037 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$1,439,751
Gross unrealized depreciation:	(5,882,027)
Net unrealized depreciation:	$(4,442,276)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2024 and July 31, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2024	July 31, 2023
Ordinary Income	$6,656,392	$5,707,888
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$6,656,392	$5,707,888

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$137,191	$—	$(456,780)	$(5,167,402)	$—	$(4,442,276)	$(9,929,267)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $456,780.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2024

At July 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$2,246,814	$2,920,588	$5,167,402	$—

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Two Roads Shared Trust and the Shareholders of Anfield Universal Fixed Income ETF

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Anfield Universal Fixed Income ETF (the “Fund”), one of the funds constituting the Two Roads Shared Trust (the “Trust”), including the schedule of investments, as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended July 31, 2021 were audited by other auditors whose report, dated September 29, 2021, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
September 27, 2024

We have served as the auditor of one or more Regents Park Funds, LLC investment companies since 2022.

Anfield Universal Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited)
July 31, 2024

Approval of Advisory Agreement

Regents Park Funds, LLC and Anfield Capital Management, LLC for the Anfield Universal Fixed Income ETF

At a meeting held on March 19–20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Regents Park Funds, LLC (“Regents Park” or the “Adviser”) and the Trust, on behalf of Anfield Universal Fixed Income ETF (the “Fund” or the “Anfield ETF”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Regents Park, Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) and the Trust, on behalf of the Anfield ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Anfield ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Anfield ETF’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Regents Park and Anfield. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser and the Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub- Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Regents Park related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Regents Park; information regarding risk management processes and liquidity management; the compliance policies and procedures of Regents Park, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Regents Park’s compliance resources and practices; information regarding Regents Park’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

Anfield Universal Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2024

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

The Board took into account that Regents Park and Anfield are affiliates under common control and share many, but not all, key personnel with each other and considered the expansion in staffing of the Adviser in different areas. The Board considered the differing functions of each firm with respect to managing either the operations and/or the portfolio for the Fund, any potential conflicts of interest for the Fund that the arrangement created, and the Adviser’s mitigation of such conflicts. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board considered Regents Park’s role as the investment adviser to the Anfield ETF and Regents Park’s retention of a sub-adviser to manage day-to-day investment decisions for the Fund. The Board considered the oversight and supervisory role performed by Regents Park for the Fund and noted that Regents Park provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support and operated a Sub-Adviser Oversight Committee to monitor the Sub-Adviser of the Fund, among other services provided to the Fund. The Board considered that Regents Park received daily reports from the Sub-Adviser in connection with Regents Park’s oversight of the Sub-Adviser. In addition, the Board considered its familiarity with Regents Park’s personnel obtained from the Board’s oversight of the Fund and of other funds in the Trust advised by Regents Park, as well as the affiliation between Regents Park and Anfield and any potential conflicts of interest with the Sub-Adviser.

In considering the nature, extent, and quality of the services provided by Regents Park, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Regents Park’s management and the quality of the performance of its duties. The Board concluded that the management of Regents Park had the skills, experience and sophistication necessary to effectively oversee the Sub-Adviser and concluded that Regents Park had sufficient quality and depth of personnel, resources, and compliance policies and procedures for performing its duties and that the nature, overall quality, and extent of the services provided by Regents Park were satisfactory and reliable.

The Board reviewed materials provided by Anfield related to the Sub-Advisory Agreement with respect to the Anfield ETF, including: the Sub-Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Anfield ETF and their background and experience; a summary of the financial condition of the Sub-Adviser; a written report containing the Sub-Adviser’s performance commentaries for the prior quarterly period; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; information regarding the Sub-Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record of the Anfield ETF and the fees and expenses of the Anfield ETF as compared to other mutual funds with similar investment strategies, as applicable.

Anfield Universal Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2024

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the Trust’s CCO’s analysis that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. In considering the nature, extent, and quality of the services provided by Anfield in its capacity as a sub-adviser, the Board took into account its knowledge of Anfield’s management and the quality of the performance of its duties as adviser and as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board reviewed the background information on Anfield’s key personnel, taking into consideration their education, financial industry experience, and fixed income experience. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement with respect to the Anfield ETF and that the nature, overall quality and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the strategies of the funds in its Peer Group. The Board additionally considered discount/premium information with respect to the Fund.

The Board took into account management’s discussion of the performance of the Anfield ETF, including the quarterly written reports containing the Adviser’s and Sub-Adviser’s respective performance commentaries. The Board also noted that each of the Adviser and Sub-Adviser was actively monitoring the performance of the Fund.

The Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio and considered, among other data, the performance of the Fund for the one-year, three-year, five-year, and since inception periods ended December 31, 2023 as compared to the Fund’s benchmark index and the performance of the Peer Group and Morningstar category for those periods. The Board considered that the Fund outperformed the median of its Peer Group and Morningstar category for the one-year and the three-year periods, but underperformed the median of its Peer Group and Morningstar category for the five-year and since inception periods. The Board also considered that the Fund outperformed the benchmark index for the one-year period, but underperformed the benchmark index for the three-year, five-year, and since inception periods. The Board took into account Regents Park’s discussion of the Fund’s performance, including the factors that had contributed to the Fund’s performance. The Board considered that the Fund’s overall performance was consistent with the objective and investment strategy set forth in the prospectus and concluded that the Fund’s overall performance was satisfactory and any underperformance was being appropriately monitored and/or addressed.

Fees and Expenses. Regarding the costs of the services provided by the Adviser and Sub-Adviser, the Board considered, among other data, a comparison of the Fund’s advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser and Sub-Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

Anfield Universal Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2024

The Board noted that the Fund’s contractual advisory fee and net total expenses were above the median of the Peer Group and Morningstar category, but not the highest among the Peer Group or Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses to 1.50% of the Fund’s average net assets (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) and that at present the Fund’s gross expenses were below its expense limitation.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays an advisory fee to the Adviser and that, in turn, the Adviser pays a portion of its advisory fee to the Sub-Adviser. The Board also took into account the amount of the advisory fee to be retained by Regents Park and the services to be provided with respect to the Fund by the Adviser and the Sub-Adviser. In considering the level of the Fund’s advisory and sub-advisory fee, the Board took into account the fees charged by the Adviser and Sub-Adviser to other accounts managed with a similar investment strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts, and considered any reimbursement of Fund expenses by the Sub-Adviser. The Board determined that the services provided under each of the Agreements were in addition to, rather than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Fund may invest.

Based on the factors above, the Board concluded that the advisory fee and sub-advisory fee of the Fund were not unreasonable.

Profitability. The Board considered the profitability of each of Regents Park and Anfield, and their respective affiliates, with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Regents Park and Anfield based on the Fund’s asset levels and considered the total profits of each of the Adviser and the Sub-Adviser, respectively, from its relationship with the Fund. The Board concluded that each of Regents Park and Anfield’s profitability from its respective relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether any of Regents Park or Anfield would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory and sub-advisory fees did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analyses provided by the Adviser and Sub-Adviser and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by each of Regents Park and Anfield from its respective relationship with the Fund. The Board also considered that neither of Regents Park or Anfield believed it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from these relationships. The Board concluded that such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Regents Park and Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

Anfield Universal Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited) (Continued)
July 31, 2024

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Adviser
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Irvine, CA 92612

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUE-AR24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 9/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 9/27/2024

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 9/27/2024